Supplement dated June 25, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Multi-Advisor Small Cap Value Fund (the Fund)	10/1/2013
Effective on or about August 20, 2014 (the Effective Date), all references to Turner Investments, L.P. (Turner), an investment subadviser to the Fund, are hereby removed.
On the Effective Date, the information in the third paragraph under the caption "Principal Investment Strategies" in the "Summary of the Fund" section for the Fund is hereby superseded and replaced with the following:
Subject to oversight by the investment manager, multiple subadvisers provide the day-to-day management of portions of the Fund's portfolio. Each of the subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.
The rest of the section remains the same.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section for the Fund is hereby modified by deleting Quantitative Model Risk.
The rest of the section remains the same.